Item 1. Report to Shareholders

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------

As of 2/29/04

Tax-Free Short-Intermediate Fund  $15,787

Lipper Short-Intermediate Municipal Debt Funds Average  $15,648

                Lipper Short-Intermediate                  Tax-Free
               Municipal Debt Funds Average         Short-Intermediate Fund

2/94                   10,000                                10,000

2/95                   10,159                                10,291

2/96                   10,913                                10,998

2/97                   11,343                                11,440

2/98                   12,000                                12,044

2/99                   12,567                                12,634

2/00                   12,486                                12,718

2/01                   13,469                                13,731

2/02                   14,201                                14,544

2/03                   14,999                                15,263

2/04                   15,648                                15,787


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04                          1 Year      5 Years     10 Years
--------------------------------------------------------------------------------

Tax-Free Short-Intermediate Fund                3.43%        4.56%        4.67%

Lipper Short-Intermediate Municipal
Debt Funds Average                              3.92         4.31         4.57

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a respectable return of 3.43% during the 12 months ended February 29, 2004, trailing the Lipper Short-Intermediate Municipal Debt Funds Average during the period, as shown in the table on the preceding page. While fund performance was good, results would have been better had we not taken actions to offset the portfolio's increasing duration.

As you know, the fund seeks to provide, consistent with modest price fluctuation, a high level of income that is exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal bonds. The fund's weighted average maturity normally ranges from two to five years.


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 2/29/04                                12-Month Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Aggregate Index                          4.54%

Lehman Brothers Municipal Bond Index                          6.30

Lehman Brothers High Yield Municipal Bond Index              16.15



The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield municipal bonds far outperformed their higher-rated counterparts--the types of securities in which we invest--in both the tax-exempt and taxable markets over the 12-month period.


Top 5 Sectors
--------------------------------------------------------------------------------

                                       Percent of    Percent of
                                       Net Assets    Net Assets
Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------

General Obligation - State                  14.2%         15.7%

General Obligation - Local                  11.8          14.1

Electric Revenue                            13.5          12.3

Dedicated Tax Revenue                       13.6          12.2

Air and Sea Transportation Revenue          10.0           6.2


The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. State and local general obligation securities accounted for 15.7% and 14.1% of fund assets, respectively, followed by electric revenue bonds at 12.3%, dedicated tax revenue bonds at 12.2%, and air and sea transportation securities at 6.2%.

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio increased marginally from 3.8 to 3.9 years, the 30-day standardized yield to maturity slipped from 1.77% to 1.65% as rates declined in general, and the portfolio's weighted average quality remained stable at AA.


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                              2/28/03       2/29/04

Price Per Share                             $5.53         $5.54

Dividends Per Share
for 12 Months                                0.19          0.17

30-Day Standardized
Yield to Maturity                            1.77%         1.65%

Weighted Average Maturity (years)            3.8           3.9

Weighted Average Effective
Duration (years)                             3.1           3.2

Weighted Average Quality *                   AA            AA

* Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                             Year
                            Ended
                          2/29/04    2/28/03    2/28/02    2/28/01      2/29/00
NET ASSET VALUE

Beginning of period     $   5.53   $   5.48   $   5.38   $   5.20     $    5.39

Investment activities

  Net investment
  income (loss)             0.17       0.19       0.21       0.23          0.21

  Net realized and
  unrealized gain
  (loss)                    0.02       0.07       0.10       0.18         (0.18)

  Total from
  investment activities     0.19       0.26       0.31       0.41          0.03

Distributions

  Net investment income    (0.17)     (0.19)     (0.21)     (0.23)        (0.21)

  Net realized gain        (0.01)     (0.02)        --         --         (0.01)

  Total distributions      (0.18)     (0.21)     (0.21)     (0.23)        (0.22)

NET ASSET VALUE

End of period           $   5.54   $   5.53   $   5.48   $   5.38     $    5.20
                        -------------------------------------------------------

Ratios/Supplemental Data

Total return^               3.43%      4.94%      5.92%      7.97%         0.67%

Ratio of total expenses
to average net assets       0.51%      0.52%      0.52%      0.53%         0.53%

Ratio of net investment
income (loss) to average
net assets                  3.03%      3.54%      3.92%      4.27%         4.07%

Portfolio turnover
rate                        41.6%      29.7%      30.0%      40.7%(Ckmk.)  49.7%

Net assets,
end of period
(in thousands)          $ 600,153  $ 581,009  $ 471,780  $ 415,813   $  404,634

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(Ckmk.) Excludes the effect of the acquisition of the Virginia Short-Term Bond
        Funds assets.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                                Par         Value
--------------------------------------------------------------------------------
                                                                   ($ 000s)
ALABAMA  2.4%

Alabama Federal Highway Fin. Auth.,
5.00%, 3/1/08 (MBIA Insured)                         5,000                5,577

Decatur Ind. Dev. Board IDRB, BP Amoco
VRDN (Currently 1.03%) #                               500                  500

Huntsville Solid Waste Disposal Auth.,
5.75%, 10/1/05 (MBIA Insured) #                        985                1,055

Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11!) (FGIC Insured)                 6,405                7,589

Total Alabama (Cost  $13,792)                                            14,721

ALASKA  1.8%

Alaska, GO, 5.00%, 7/15/05                           6,465                6,812

Alaska HFC, 5.35%, 12/1/07 #                         1,580                1,661

Alaska Student Loan Corp., 5.50%, 7/1/05
(AMBAC Insured) #                                    2,500                2,635

Total Alaska (Cost  $10,856)                                             11,108

ARIZONA  2.8%

Arizona School Fac. Board, 5.50%, 7/1/13             1,910                2,219

Arizona Transportation Board, 5.00%, 7/1/10          3,290                3,753

Salt River Agricultural Improvement & Power

    5.00%, 1/1/08                                    2,625                2,919

    5.00%, 1/1/09                                    5,000                5,625

    5.75%, 1/1/08                                    2,000                2,279

Total Arizona (Cost  $15,941)                                            16,795

CALIFORNIA  3.3%

California, GO

    5.00%, 6/1/07                                    1,475                1,601

    5.00%, 2/1/08                                    3,590                3,913

    5.00%, 2/1/09                                    1,600                1,753

    5.75%, 10/1/09                                   1,520                1,736

California Dept. of Water Resources

    5.50%, 5/1/10                                    3,000                3,421

    5.50%, 5/1/11                                      675                  774

California Public Works Board,
Dept. of Corrections, 5.00%, 6/1/07                  3,000                3,252

California Statewide CDA, Kaiser Permanente
3.70%, 11/1/29 (Tender 6/1/05)                       2,000                2,050

San Francisco City & County, GO,
5.00%, 6/15/06 (MBIA Insured)                        1,125                1,220

Total California (Cost  $19,289)                                         19,720

COLORADO  0.9%

Colorado DOT, 5.75%, 6/15/07
(AMBAC Insured)                                      4,950                5,594

Total Colorado (Cost  $5,463)                                             5,594

CONNECTICUT  1.0%

Connecticut, 5.375%, 10/1/12 (FSA Insured)           2,500                2,899

Connecticut, GO, 5.25%, 6/15/09                      1,800                2,060

Mohegan Tribe Indians, 5.50%, 1/1/06                   870                  913

Total Connecticut (Cost  $5,573)                                          5,872

DELAWARE  0.2%

Delaware, GO, 5.25%, 4/1/05                          1,120                1,172

Total Delaware (Cost  $1,125)                                             1,172

DISTRICT OF COLUMBIA  3.6%

District of Columbia, GO

    5.00%, 6/1/06 (AMBAC Insured)                    5,430                5,862

    5.00%, 6/1/07 (AMBAC Insured)                    5,000                5,514

    5.50%, 6/1/08 (FSA Insured)                      2,235                2,542

Metropolitan Washington D.C. Airports Auth.

    5.50%, 10/1/05 #                                 1,750                1,858

    5.50%, 10/1/07 (FGIC Insured) #                  4,000                4,470

    5.50%, 10/1/12 (FGIC Insured) #                    965                1,100

Total District of Columbia (Cost  $20,755)                               21,346

FLORIDA  9.5%

Broward County Airport Systems

    5.00%, 10/1/05 (FGIC Insured)                    2,630                2,785

    5.00%, 10/1/07 (FGIC Insured)                    1,900                2,106

Broward County Resource Recovery,
5.00%, 12/1/05                                       4,650                4,941

Broward County School Dist., GO,
5.00%, 2/15/06                                       2,500                2,678

Collier County, 5.00%, 6/1/09
(AMBAC Insured)                                      2,000                2,262

Florida

  Ed. Lottery

    5.25%, 7/1/05 (FGIC Insured)                     1,940                2,048

    5.50%, 7/1/08 (FGIC Insured)                     5,185                5,927

Florida Board of Ed., GO

    5.00%, 6/1/07                                    2,425                2,678

  Public Ed., 5.00%, 6/1/06                          1,000                1,080

Florida Dept. of Environmental Protection
5.00%, 7/1/06 (FGIC Insured)                         3,000                3,248

Florida Dept. of Natural Resources

    5.00%, 7/1/12 (AMBAC Insured)                    4,000                4,424

    6.00%, 7/1/09 (AMBAC Insured)                    5,000                5,900

Florida DOT, Florida Turnpike,
5.25%, 7/1/08 (FSA Insured)                          3,000                3,398

Hillsborough County Aviation Auth.
5.50%, 10/1/09 (MBIA Insured) #                      1,985                2,268

Jacksonville Electric Auth., 5.00%, 10/1/09
(AMBAC Insured)                                      8,000                9,092

Kissimmee Utility Auth., 5.25%, 10/1/09
(FSA Insured)                                          870                1,000

Volusia County School Dist., 5.00%, 8/1/06
(FGIC Insured)                                       1,400                1,519

Total Florida (Cost  $55,579)                                            57,354

GEORGIA  1.8%

Athens-Clarke County Unified Gov't. Dev.
Auth., Univ. of Georgia Athletic Assoc.,
VRDN (Currently 1.00%)                               1,300                1,300

Atlanta Airport Fac., 6.50%, 1/1/06
(AMBAC Insured)                                        500                  546

Atlanta Water & Sewer, 5.25%, 1/1/27
(Prerefunded 1/1/07!) (FGIC Insured)                 5,300                5,891

Fulton-DeKalb Private Hosp. Auth.,
Egleston Childrens Hosp.
VRDN (Currently 0.94%)                               1,000                1,000

Georgia, GO, 7.20%, 3/1/05                           2,000                2,124

Total Georgia (Cost  $10,725)                                            10,861

HAWAII  1.9%

Hawaii, GO, 5.25%, 9/1/09 (FSA Insured)              3,400                3,904

Hawaii Airports, 6.125%, 7/1/05
(FGIC Insured) #                                     4,000                4,255

Honolulu, 5.60%, 4/1/07
(Escrowed to Maturity)                               2,995                3,358

Total Hawaii (Cost  $11,138)                                             11,517

ILLINOIS  2.2%

Chicago, GO, Neighborhoods Alive
5.00%, 1/1/09 (MBIA Insured) ++                      1,350                1,513

Illinois

    5.00%, 6/15/07                                   3,500                3,872

    5.50%, 6/15/05                                   4,195                4,434

Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)           1,650                1,899

Southwestern Dev. Auth.

  Anderson Hosp.

    5.25%, 8/15/05                                     485                  505

    5.25%, 8/15/06                                     510                  540

    5.50%, 8/15/07                                     535                  577

Total Illinois (Cost  $12,890)                                           13,340

INDIANA  0.5%

Indianapolis Airport Auth., IDRB
Federal Express, 7.10%, 1/15/17 #                    3,000                3,127

Total Indiana (Cost  $3,083)                                              3,127

KANSAS  2.3%

Kansas DOT

    5.40%, 3/1/08                                    1,835                2,075

    5.40%, 3/1/08 (Escrowed to Maturity)             3,015                3,417

    5.50%, 9/1/08                                    4,000                4,594

    7.25%, 3/1/05 (Escrowed to Maturity)             3,500                3,719

Total Kansas (Cost  $13,313)                                             13,805

KENTUCKY  2.2%

Kenton County Airport

    5.00%, 3/1/08 (MBIA Insured) #                   1,785                1,965

    5.00%, 3/1/09 (MBIA Insured) #                   1,250                1,382

Kentucky Property & Building Commission,
5.00%, 8/1/04                                        7,170                7,291

Louisville & Jefferson County Regional Airport,
United Parcel Service of America,
VRDN (Currently 1.00%) #                             2,450                2,450

Total Kentucky (Cost  $12,926)                                           13,088

LOUISIANA  2.4%

Louisiana, GO

    5.50%, 4/15/05 (AMBAC Insured)                   3,000                3,150

    5.50%, 4/15/07 (AMBAC Insured)                   7,000                7,819

Plaquemines Parish, BP Amoco,
VRDN (Currently 1.03%) #                             2,050                2,050

West Feliciana Parish PCR, Entergy,
5.65%, 9/1/28 (Tender 9/1/04)                        1,225                1,248

Total Louisiana (Cost  $13,669)                                          14,267

MARYLAND  7.5%

Anne Arundel County, GO, 5.00%, 3/1/12               4,750                5,425

Maryland, GO, State & Local Fac.

    5.00%, 7/15/06                                   1,500                1,631

    5.25%, 7/15/06                                   8,000                8,745

Maryland DOT

    5.50%, 9/1/06                                    1,265                1,394

    5.50%, 2/1/09                                    7,370                8,478

Maryland Economic Dev. Corp.,
Maryland Aviation Admin.
5.00%, 6/1/09 (FSA Insured) #                        3,250                3,628

Maryland Stadium Auth., Sports Fac. Leasing
VRDN (Currently 0.99%) #                               640                  640

Northeast Maryland Waste Disposal Auth.,
Waste Management Resco Retrofit,
5.50%, 4/1/11 (AMBAC Insured) #                      6,000                6,861

Northeast Maryland Waste Disposal Auth., IDRB
Solid Waste Disposal, 4.75%, 1/1/12 #                1,000                1,040

Prince Georges County, GO, Public Improvement,
5.00%, 10/1/07                                       1,500                1,675

Univ. of Maryland, Auxiliary Fac. & Tuition,
5.00%, 4/1/06                                        5,000                5,383

Total Maryland (Cost  $43,021)                                           44,900

MASSACHUSETTS  2.0%

Massachusetts

    5.25%, 1/1/13 (Prerefunded 1/1/06!)
    (MBIA Insured)                                   3,290                3,561

    5.75%, 6/1/20 (Prerefunded 6/1/10!)              2,545                3,032

Massachusetts, GO, 5.00%, 8/1/07                     4,425                4,892

Massachusetts Dev. Fin. Agency,
Massachusetts General Hosp. Biomedical Research,
5.75%, 8/1/04                                          500                  510

Total Massachusetts (Cost  $11,741)                                      11,995

MICHIGAN  3.1%

Michigan

  Comprehensive Transportation Fund

    5.25%, 5/15/07 (FSA Insured)                     1,240                1,379

    5.25%, 5/15/09 (FSA Insured)                     4,800                5,487

Michigan Building Auth., 5.00%, 10/15/06
(MBIA Insured)                                       1,000                1,093

Michigan Municipal Bond Auth.,
Clean Water, 5.50%, 10/1/04                          1,310                1,346

Michigan Public Power Agency, Belle River
5.25%, 1/1/08 (MBIA Insured)                         5,130                5,750

Wayne Charter County Airport,
5.25%, 12/1/11 (MBIA Insured) #                      3,000                3,358

Total Michigan (Cost  $17,916)                                           18,413

MINNESOTA  1.6%

Minneapolis-St. Paul Metropolitan Airport
Commission 5.50%, 1/1/10 (Tender 4/1/05)
(FGIC Insured) #                                     3,305                3,758

Minneapolis-St. Paul Metropolitan Airport
Commission IDRB Northwest Airlines,
6.50%, 4/1/25 #                                      1,000                  953

Minnesota, GO

    5.25%, 8/1/09                                    2,575                2,964

    5.75%, 8/1/05                                    2,000                2,134

Total Minnesota (Cost  $9,392)                                            9,809

MISSISSIPPI  0.3%

Mississippi Hosp. Equipment Fac. Auth.,
North Mississippi Health Services,
VRDN (Currently 0.94%)                               1,600                1,600

Total Mississippi (Cost  $1,600)                                          1,600

MISSOURI  0.7%

Missouri Highway & Transportation Commission,
5.00%, 2/1/08                                        3,550                3,958

Total Missouri (Cost  $3,893)                                             3,958

NEBRASKA  0.8%

Omaha Public Power Dist., 5.40%, 2/1/06                800                  862

Univ. of Nebraska Fac. Corp.,
5.25%, 7/15/06                                       3,720                4,058

Total Nebraska (Cost  $4,587)                                             4,920

NEVADA  1.2%

Clark County Airport

    5.00%, 7/1/06 (AMBAC Insured) #                    200                  215

    5.00%, 7/1/07 (AMBAC Insured) #                  1,200                1,313

Clark County IDRB, PCR, Southwest Gas
5.80%, 3/1/38 (Tender 3/1/13) #                      2,300                2,517

Reno, GO, Capital Improvement, 5.00%, 4/1/05
(FGIC Insured)                                       2,825                2,946

Total Nevada (Cost  $6,724)                                               6,991

NEW JERSEY  2.7%

New Jersey, GO, 5.25%, 3/1/08                        1,040                1,168

New Jersey Transit Corp.

    5.50%, 2/1/06 (AMBAC Insured)                    5,000                5,393

  COP, 5.00%, 9/15/04 (AMBAC Insured)                2,025                2,069

New Jersey Transportation Trust Fund Auth.

    5.75%, 6/15/11 (Escrowed to Maturity)            2,350                2,814

    6.00%, 6/15/07 (Escrowed to Maturity)            4,000                4,560

Total New Jersey (Cost  $14,903)                                         16,004

NEW MEXICO  1.7%

Bernalillo County, 5.75%, 4/1/26
(Prerefunded 4/1/06!)                                5,000                5,460

Farmington PCR, Public Service
Company of New Mexico
2.75%, 4/1/33 (Tender 4/1/04)                        2,650                2,653

New Mexico Ed. Assistance Foundation,
5.50%, 11/1/10 #                                     1,750                1,839

Total New Mexico (Cost  $9,397)                                           9,952

NEW YORK  9.9%

Long Island Power Auth., Solid Waste Disposal,
5.00%, 12/1/06                                       4,000                4,349

Metropolitan Transportation Auth.,
5.375%, 7/1/27 (Tender 7/1/09)                       5,000                5,802

Nassau County, GO, 7.00%, 3/1/04                     2,810                2,812

New York City, GO

    5.00%, 8/1/06                                    4,000                4,324

    5.25%, 8/1/10                                    3,820                4,323

    5.25%, 8/1/11                                    1,200                1,354

    6.75%, 8/1/04                                    6,900                7,066

New York City Transitional Fin. Auth.,
5.00%, 2/1/10                                        4,850                5,478

New York State Thruway Auth.

  Highway & Bridge, 5.25%, 4/1/10
  (MBIA Insured)                                     5,000                5,753

  Transportation, 5.50%, 3/15/13                     3,500                4,055

New York State Urban Dev. Corp.,
Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)                        5,000                5,611

Tobacco Settlement Fin. Corp.

    5.00%, 6/1/06                                    5,210                5,576

    5.25%, 6/1/13                                    2,500                2,718

Total New York (Cost  $57,467)                                           59,221

NORTH CAROLINA  0.4%

North Carolina Eastern Municipal Power Agency,
7.00%, 1/1/08                                        2,210                2,547

Total North Carolina (Cost  $2,409)                                       2,547

OHIO  2.9%

Cuyahoga County, GO, 5.50%, 11/15/05                 1,400                1,504

Ohio, GO, 5.25%, 5/1/05                              2,495                2,618

Ohio, New Infrastructure, 5.00%, 6/15/07             3,485                3,855

Ohio Air Quality Dev. Auth., PCR, FirstEnergy,
Air Quality Pollution Control,
5.80%, 6/1/16 (Tender 12/1/04)                       2,000                2,052

Ohio Turnpike Commission, 5.50%, 2/15/26
(Prerefunded 2/15/06!) (MBIA Insured)                4,650                5,122

Steubenville Hosp. Fac.

  Trinity Health

    5.50%, 10/1/04                                     585                  600

    5.55%, 10/1/05                                     630                  667

    5.60%, 10/1/06                                     730                  793

Total Ohio (Cost  $16,718)                                               17,211

OKLAHOMA  0.5%

Oklahoma Capital Improvement Auth.,
State Highway Improvement,
5.00%, 6/1/10 (MBIA Insured)                         1,060                1,210

Oklahoma Transportation Auth.,
5.25%, 1/1/07 (AMBAC Insured)                        1,780                1,961

Total Oklahoma (Cost  $3,065)                                             3,171

PENNSYLVANIA  3.9%

Beaver County IDA, PCR, FirstEnergy
4.85%, 6/1/30 (Tender 6/1/04)                        4,000                4,021

Montgomery County IDA, PCR, Peco Energy
5.20%, 10/1/30 (Tender 10/1/04)                      2,000                2,037

Pennsylvania, GO

    5.00%, 9/15/06                                   6,000                6,542

    5.00%, 2/1/07                                    5,250                5,753

    6.00%, 7/1/09                                    4,375                5,175

Total Pennsylvania (Cost  $22,521)                                       23,528

PUERTO RICO  0.5%

Puerto Rico Electric Power Auth.,
5.00%, 7/1/06                                        2,870                3,103

Total Puerto Rico (Cost  $3,040)                                          3,103

SOUTH CAROLINA  1.7%

South Carolina, GO, 5.00%, 7/1/10                    3,525                4,039

South Carolina Public Service Auth.

    5.00%, 1/1/09 (FSA Insured)                      4,000                4,500

    6.50%, 1/1/06 (FGIC Insured)                     1,800                1,970

Total South Carolina (Cost  $10,188)                                     10,509

TEXAS  10.7%

Brazos River Auth., PCR, TXU Energy
5.75%, 5/1/36 (Tender 11/1/11) #                     3,165                3,437

Brazos River Harbor Navigation Dist., IDRB
Dow Chemical, 4.95%, 5/15/33
(Tender 5/15/07) #                                   1,500                1,590

Dallas, GO, 4.00%, 2/15/06                           4,850                5,105

Dallas-Fort Worth Int'l Airport Fac.
5.625%, 11/1/12 (FGIC Insured) #                     5,000                5,673

Fort Worth, GO

    5.00%, 3/1/05                                    1,000                1,040

    5.00%, 3/1/06                                    1,000                1,072

Gulf Coast IDA, BP Amoco,
VRDN (Currently 1.03%) #                             2,600                2,600

Harris County Health Fac. Dev. Corp.

  St. Lukes Episcopal Hosp.

    VRDN (Currently 1.00%)                           1,700                1,700

    5.50%, 2/15/11                                   2,140                2,428

    5.50%, 2/15/12                                   2,000                2,258

Houston, GO, Public Improvement

    5.00%, 3/1/11 (MBIA Insured)                     4,710                5,351

    5.25%, 3/1/05                                    6,750                7,035

Lower Colorado River Auth.,
6.00%, 5/15/07 (FSA Insured)                         5,000                5,670

San Antonio, GO, General Improvement,
5.00%, 8/1/10                                        5,850                6,647

San Antonio Electric & Gas, 5.00%, 2/1/07            1,535                1,681

Texas State Univ., 4.00%, 3/15/06
(FSA Insured)                                        2,790                2,940

Tomball Hosp. Auth.

    5.50%, 7/1/04                                      800                  810

    5.50%, 7/1/05                                    1,300                1,353

Univ. of Texas, Board of Regents,
5.25%, 8/15/04                                       2,375                2,422

West Side Calhoun County Dev. Corp.,
VRDN (Currently 1.03%) #                             2,200                2,200

West Side Calhoun County Navigation Dist.
BP Chemicals, VRDN (Currently 1.03%) #               1,500                1,500

Total Texas (Cost  $61,651)                                              64,512

VIRGINIA  4.2%

Arlington County IDA

  Virginia Hosp. Center

    5.50%, 7/1/09                                    3,200                3,641

    5.50%, 7/1/12                                    3,760                4,272

Bedford County IDA, PCR, Georgia-Pacific,
4.60%, 8/1/04                                          780                  779

Charles County IDA, IDRB

  Waste Management

    4.875%, 2/1/09 #                                   750                  805

    6.25%, 4/1/27 (Tender 4/1/12) #                    750                  862

Fairfax County, GO, 5.50%, 12/1/05                   2,100                2,261

Louisa IDA, Virginia Electric & Power
3.40%, 3/1/31 (Tender 3/1/04) #                      3,000                3,000

Virginia Public School Auth., GO,
5.25%, 8/1/05                                        1,500                1,589

Virginia Beach, GO, Public Improvement,
5.25%, 3/1/09                                        1,870                2,133

Virginia Port Auth., 5.50%, 7/1/07 #                 4,500                5,022

Virginia Transportation Board,
U.S. Route 58 Corridor
5.00%, 5/15/05                                       1,000                1,048

Total Virginia (Cost  $24,110)                                           25,412

WASHINGTON  0.9%

King County, GO, 5.25%, 12/1/07                      3,195                3,596

Washington, GO, 5.00%, 12/1/06
(MBIA Insured)                                       1,500                1,644

Total Washington (Cost  $4,878)                                           5,240

WEST VIRGINIA  0.4%

West Virginia Hosp. Fin. Auth.

  Charleston Medical Center

    5.90%, 9/1/06                                      225                  246

    5.90%, 9/1/06 (Escrowed to Maturity)               930                1,030

    6.50%, 9/1/05                                      160                  171

    6.50%, 9/1/05 (Escrowed to Maturity)               655                  706

Total West Virginia (Cost  $1,974)                                        2,153

WISCONSIN  1.0%

Milwaukee Metropolitan Sewage Dist., GO,
6.25%, 10/1/05                                       3,000                3,240

Wisconsin HEFA

  Froedert & Community Health Obligation

    5.50%, 10/1/07                                   1,000                1,106

    5.50%, 10/1/08                                   1,250                1,395

Total Wisconsin (Cost  $5,399)                                            5,741

Total Investments in Securities

97.4% of Net Assets (Cost  $562,711)                                   $584,577
                                                                       --------

Futures Contracts
($ 000s)
                                                   Contract          Unrealized
                               Expiration             Value          Gain (Loss)
                               ----------          --------          ----------
Short, 60 U.S. Treasury
5 Year contracts,
$155 par of 5% Chicago,
General Obligation Bond
pledged as initial margin         3/04         $    (6,826)         $      (202)

Net payments (receipts)
of variation
margin to date                                                              183

Variation margin receivable (payable)
on open futures contracts                                               $   (19)
                                                                        -------

(ss.) Denominated in U.S. dollar unless otherwise noted

#     Interest subject to alternative minimum tax

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004.

!     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

CDA   Community Development Administration

COP   Certificates of Participation

DOT   Department of Transportation

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

GO    General Obligation

HEFA  Health & Educational Facility Authority

HFC   Housing Finance Corp.

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $562,711)                $   584,577

Other assets                                                            28,175

Total assets                                                           612,752

Liabilities

Total liabilities                                                       12,599

NET ASSETS                                                         $   600,153
                                                                   -----------

Net Assets Consist of:

Undistributed net investment income (loss)                         $       112

Undistributed net realized gain (loss)                                    (966)

Net unrealized gain (loss)                                              21,664

Paid-in-capital applicable to 108,288,666 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                        579,343

NET ASSETS                                                         $   600,153
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $      5.54
                                                                   -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                         Year
                                                                        Ended
                                                                      2/29/04
Investment Income (Loss)

Interest Income                                                    $   20,871

Expenses

  Investment management                                                 2,462

  Shareholder servicing                                                   294

  Custody and accounting                                                  137

  Registration                                                             61

  Prospectus and shareholder reports                                       31

  Legal and audit                                                          16

  Directors                                                                 7

  Miscellaneous                                                             6

  Total expenses                                                        3,014

Net investment income (loss)                                           17,857

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            1,165

  Futures                                                                (176)

  Net realized gain (loss)                                                989

Change in net unrealized gain (loss)

  Securities                                                              814

  Futures                                                                (187)

  Change in net unrealized gain (loss)                                    627

Net realized and unrealized gain (loss)                                 1,616

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   19,473
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                         2/29/04      2/28/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $   17,857   $   18,301

  Net realized gain (loss)                                   989        1,963

  Change in net unrealized gain (loss)                       627        4,859

  Increase (decrease) in net assets from operations       19,473       25,123

Distributions to shareholders

  Net investment income                                  (17,829)     (18,276)

  Net realized gain                                       (1,058)      (1,859)

  Decrease in net assets from distributions              (18,887)     (20,135)

Capital share transactions *

  Shares sold                                            207,970      214,442

  Distributions reinvested                                14,765       15,732

  Shares redeemed                                       (204,177)    (125,933)

  Increase (decrease) in net assets from capital
  share transactions                                      18,558      104,241

Net Assets

Increase (decrease) during period                         19,144      109,229

Beginning of period                                      581,009      471,780

End of period                                         $  600,153   $  581,009
                                                      ----------   ----------

*Share information

  Shares sold                                             37,757       39,080

  Distributions reinvested                                 2,685        2,871

  Shares redeemed                                        (37,146)     (23,014)

  Increase (decrease) in shares outstanding                3,296       18,937

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $259,326,000 and $235,525,000, respectively, for the year ended February 29, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------

Tax-exempt income                                                $   17,829,000

Long-term capital gain                                                1,058,000

Total distributions                                              $   18,887,000
                                                                 --------------


At February 29, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------

Unrealized appreciation                                          $   22,006,000

Unrealized depreciation                                              (1,218,000)

Net unrealized appreciation (depreciation)                           20,788,000

Undistributed tax-exempt income                                          22,000

Paid-in capital                                                     579,343,000

Net assets                                                       $  600,153,000
                                                                 --------------


Federal income tax regulations require the fund to defer recognition of capital losses realized on certain futures contract transactions; accordingly, $1,168,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 29, 2004.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------

Undistributed net investment income                              $       (1,000)

Undistributed net realized gain                                        (465,000)

Paid-in capital                                                         466,000


At February 29, 2004, the cost of investments for federal income tax purposes was $563,587,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $195,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $257,000 for the year ended February 29, 2004, of which $22,000 was payable at period-end.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $1,525,000 from long-term capital gains, of which $466,000 was subject to the 15% rate gains category, and $1,059,000 to the 20% rate gains category.

o     $17,953,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Tax-Free Short-Intermediate Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1983 (Tax-Exempt              real estate developers; Director, Mercantile
Money, Tax-Free               Bank (4/03 to present)
Short-Intermediate,
Tax-Free Income)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001 (all tax-free funds)

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and
2001 (all tax-free funds)     Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003 (all tax-free funds)     and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1979 (Tax-Free Income)
1983 (Tax-Exempt Money,
Tax-Free Short-Intermediate)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

   * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Senior Advisor
1992 (all tax-free funds)     and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

   * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

William T. Reynolds,CFA,      Director and Vice President, T. Rowe Price
CIC                           and T. Rowe Price Group, Inc.; Director,
(1948)                        T. Rowe Price Global Asset Management Limited
1989 (Tax-Free High Yield)
1990 (Tax-Free Income)
1991 (Tax-Exempt Money)
1994 (Tax-Free Short-
Intermediate, Tax-Free
Intermediate Bond)
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and
1983 (Tax-Exempt Money,       Vice President, T. Rowe Price Group, Inc.;
Tax-Free Short-               Chairman of the Board and Director, T. Rowe
Intermediate, Tax-Free        Price Global Asset Management Limited, T. Rowe
Income)                       Price Global Investment Services, Inc., T. Rowe
1984 (Tax-Free High Yield)    Price Retirement Plan Services, Inc., and
1992 (Tax-Free                T. Rowe Price Services, Inc.; Chairman of the
Intermediate Bond)            Board, Director, President, and Trust Officer,
[111]                         T. Rowe Price Trust Company; Director, T. Rowe
                              Price International, Inc.; Chairman of the Board
                              (all tax-free funds)

** Each inside director serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of
1997 (all tax-free funds)     the Board, Director, and Vice President, T. Rowe
[111]                         Price Group, Inc.; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited

** Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA  (1954)           Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc.

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, all tax-free funds           Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

G. Richard Dent (1960)                  Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Group, Inc.
Tax-Free High Yield, and
Tax-Free Income Funds

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price Trust
                                        Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Trust Company
Tax-Free High Yield, Tax-Free Income,
Tax-Free Intermediate Bond, and
Tax-Free Short-Intermediate Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------
Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Charles B. Hill (1961)                  Vice President, T. Rowe Price and
President, Tax-Free Intermediate Bond   T. Rowe Price Group, Inc.
and Tax-Free Short-Intermediate Funds;
Vice President, Tax-Free High Yield
and Tax-Free Income Funds

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

Marcy M. Lash (1963)                    Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Group, Inc.
Tax-Free High Yield, Tax-Free Income,
and Tax-Free Short-Intermediate Funds

Alan D. Levenson (1958)                 Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, all tax-free funds           Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
President, Tax-Exempt Money Fund        T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, Tax-Free High Yield,    T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc., and
                                        T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price and
Vice President, Tax-Free High Yield,    T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Mary J. Miller, CFA (1955)              Vice  President,  T. Rowe Price and
President, Tax-Free High Yield and      T. Rowe Price Group, Inc.
Tax-Free Income Funds; Executive Vice
President, Tax-Free Intermediate Bond
Fund; Vice President, Tax-Exempt Money
and Tax-Free Short-Intermediate Funds

James M. Murphy, CFA (1967)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; formerly
Tax-Free High Yield Fund                Portfolio Manager, Prudential
                                        Investments (to 2000)

Stephen P. Richter, CFA (1969)          Vice President, T. Rowe Price; formerly
Vice President, Tax-Free High Yield     Vice President, Euler ACI (to 2000)
and Tax-Free Income Funds

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, Tax-Free
Intermediate Bond and Tax-Free
Short-Intermediate Funds

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, Tax-Exempt Money,       Price Group, Inc., and T. Rowe Price
Tax-Free Intermediate Bond, and         Trust Company; Director, Vice President,
Tax-Free Short-Intermediate Funds       and Chief Investment Officer,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,934                $8,618
     Audit-Related Fees                         769                    --
     Tax Fees                                 2,490                 2,179
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

   (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

   (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004